11. BUSINESS SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2014
Business Segments Tables
BUSINESS SEGMENTS

. The Company’s Consulting Services segment provides business advice and management services.

For the three months ended September 30, 2014:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$14,178	$28,764	$(13,600)	$29,342
Operating expenses and other	1,638,929	18,702	91,371	27,000	1,776,002
Loss from continuing operations	$(1,638,929)	$(4,524)	$(62,607)	$(40,600)	$(1,746,660)

For the three months ended September 30, 2013:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$-	$-	$-	$-
Operating expenses and other	313,059	-	150,000	-	463,059
Loss from continuing operations	$(313,059)	$-	$(150,000)	$-	$(463,059)

For the nine months ended September 30, 2014:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$14,613	$86,294	$40,000	$140,907
Operating expenses and other	3,006,692	63,982	164,592	81,030	3,316,296
Loss from continuing operations	$(3,006,692)	$(49,369)	$(78,298)	$(41,030)	$(3,175,389)
Property and equipment, net	$-	$-	$489,907	$-	$489,907
Receivables, net	$-	$-	$33,598	$-	$33,598
Inventory	$-	$62,805	$-	$-	$62,805

From June 5, 2013 (Inception) to September 30, 2013:

	ACS Corporate	Wholesale Supply	Real Estate Leasing	Finance, Consulting and Ancillary Services	Total
Net revenue	$-	$-	$-	$-	$-
Operating expenses and other	313,059	-	150,000	-	463,059
Loss from continuing operations	$(313,059)	$-	$(150,000)	$-	$(463,059)